Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2020
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2020	Dec 31, 2019
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	40,654	31,329
Securities lending agreements	8,951	13,001
Total return swaps	1,319	1,615
Other	5,028	2,341
Total trading securities	55,953	48,285
Other trading assets	21	90
Non-trading financial assets mandatory at fair value through profit or loss	666	439
Financial assets at fair value through other comprehensive income	5,951	2,537
Loans at amortized cost[1]	210	310
Others	72	236
Total	62,872	51,897
Carrying amount of associated liabilities	53,348	37,790

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2020 and December 31, 2019. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Continuing Involvement Accounting [text block table]

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2020	Dec 31, 2019
Carrying amount of the original assets transferred
Trading securities	1,039	1,101
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	673	698
Carrying amount of the assets continued to be recognized
Trading securities	81	109
Financial assets designated at fair value through profit or loss	0	0
Non-trading financial assets mandatory at fair value through profit or loss	17	23
Carrying amount of associated liabilities	139	185

Transferred Assets with on-going Involvement - Table I [text block table]

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2020			Dec 31,2019
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	254	271	271	325	334	334
Other	7	7	7	10	10	10
Total loans at amortized cost	261	279	279	336	344	344
Financial assets held at fair value through profit or loss
Securitization notes	28	28	28	36	36	36
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	0	0	0
Total financial assets held at fair value through profit or loss	28	28	28	36	36	36
Financial assets at fair value through other comprehensive income:
Securitization notes	624	645	645	457	465	465
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	624	645	645	457	465	465
Total financial assets representing on-going involvement	913	951	951	828	845	845
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	11	11	0	11	11	0
Total financial liabilities representing on-going involvement	11	11	0	11	11	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

Transferred Assets with on-going Involvement - Table II [text block table]

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2020			Dec 31,2019
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	22	49	99	15	27	100
Non-standard Interest Rate, cross-currency or inflation-linked swap	(1)	(1)	0	(0)	(0)	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	21	48	99	15	27	100

Carrying Value of the Assets Pledged as Collateral [text block table]

Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]

in € m.	Dec 31, 2020	Dec 31, 2019
Financial assets at fair value through profit or loss	47,553	36,686
Financial assets at fair value through other comprehensive income	7,858	2,943
Loans	77,433	70,323
Other	1,257	1,617
Total	134,101	111,570

[1]Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Total assets pledged to creditors [text block table]

Total assets pledged to creditors available for sale or repledge[1]

in € m.	Dec 31, 2020	Dec 31, 2019
Financial assets at fair value through profit or loss	44,210	34,503
Financial assets at fair value through other comprehensive income	4,911	1,303
Loans	2,232	132
Other	72	236
Total	51,426	36,174

[1]Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.

Collateral Received [text block table]	Fair Value of collateral received
in € m.	Dec 31, 2020	Dec 31, 2019
Securities and other financial assets accepted as collateral	237,157	251,757
Of which:
Collateral sold or repledged	199,346	200,378